Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Corporate income tax and municipal business tax rate	29.20%	29.20%	28.80%
Deferred Tax Assets, Operating Loss Carryforwards	$ 33,537,000	$ 26,402,000
Indefinitely reinvested earnings	32,900,000
Estimated taxes if indefinitely reinvested earnings were distributed	1,600,000
Unrecognized tax benefits	23,248,000	736,000	0
Unrecognized tax benefit that would affect consolidated effective tax rate if realized	23,200,000
Recognized interest and penalties	1,000,000
Derivative liabilities, current
Income Taxes [Line Items]
Unrecognized tax benefits	23,200,000
Various worldwide tax jurisdictions
Income Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	$ 33,500,000	$ 26,400,000